SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Notional amount	$ 1,870	$ 1,800
Fair value of hedging option	$ 12	$ 6